General and Administration - Disclosure of Detailed Information About In General And Administration Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expense [Abstract]
Salaries and benefits	$ 12,497	$ 6,904
Share-based compensation	6,751	5,017
Professional fees	12,814	3,672
Office and other expenses	7,638	3,899
Amortization	692	484
Total general and administration	$ 40,392	$ 19,976